Income Taxes - Schedule of Composition of Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Composition of Income Tax Expenses [Abstract]
Current income tax expense	¥ (4,392,179)
Deferred income benefits (expenses)	(8,461,370)	$ (1,159,203)	(211,267)	10,980,054
Total Income tax (expenses) benefits	¥ (12,853,549)	$ (1,760,929)	¥ (211,267)	¥ 10,980,054